THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
APRIL 30, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.7%
	Shares	Value (000)
BELGIUM — 2.0%
REAL ESTATE — 2.0%
VGP	13,021	$1,201

		1,201

CANADA — 3.9%
MATERIALS — 3.9%
Franco-Nevada	13,353	2,294

		2,294

FRANCE — 5.2%
CONSUMER DISCRETIONARY — 2.1%
Accor	25,158	1,230

CONSUMER STAPLES — 2.3%
L'Oreal ADR	15,686	1,377

INDUSTRIALS — 0.8%
Airbus ADR	10,944	471

		3,078

HONG KONG — 2.0%
FINANCIALS — 2.0%
AIA Group	159,020	1,191

		1,191

JAPAN — 6.0%
FINANCIALS — 4.0%
Mitsubishi UFJ Financial Group ADR	116,884	1,478
Sumitomo Mitsui Financial Group	38,948	926

		2,404
INDUSTRIALS — 2.0%
FANUC	45,824	1,171

		3,575

NETHERLANDS — 1.8%
INFORMATION TECHNOLOGY — 1.8%
ASML Holding, Cl G	1,554	1,038

		1,038

SPAIN — 5.9%
CONSUMER DISCRETIONARY — 2.5%
Industria de Diseno Textil	27,754	1,485

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
APRIL 30, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS
	Shares	Value (000)
FINANCIALS — 3.4%
Banco Santander ADR	284,982	$1,995

		3,480
SWEDEN — 2.5%
INDUSTRIALS — 2.5%
Sandvik	71,184	1,474

		1,474
SWITZERLAND — 7.3%
CONSUMER STAPLES — 1.9%
Nestle ADR	10,674	1,138

HEALTH CARE — 2.3%
Novartis ADR	12,175	1,381

INDUSTRIALS — 3.1%
ABB ADR	34,897	1,836

		4,355
UNITED KINGDOM — 4.8%
ENERGY — 3.0%
Shell PLC ADR	27,812	1,794

FINANCIALS — 1.8%
London Stock Exchange Group PLC	6,766	1,048

		2,842
UNITED STATES — 54.3%
COMMUNICATION SERVICES — 3.9%
Alphabet, Cl C	4,832	778
Verizon Communications	35,435	1,561
		2,339
CONSUMER DISCRETIONARY — 3.0%
Amazon.com *	9,709	1,791

CONSUMER STAPLES — 2.7%
Costco Wholesale	1,578	1,569

ENERGY — 2.8%
EOG Resources	6,158	680
Schlumberger	28,972	963
		1,643

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
APRIL 30, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS
	Shares	Value (000)
FINANCIALS — 9.5%
Berkshire Hathaway, Cl B *	2,845	$1,517
Goldman Sachs Group	3,065	1,678
JPMorgan Chase	5,395	1,320
Visa, Cl A	3,228	1,115
		5,630
HEALTH CARE — 9.4%
CareDx *	22,213	375
Illumina *	14,206	1,103
Natera *	8,588	1,296
Regeneron Pharmaceuticals	2,487	1,489
Vertex Pharmaceuticals *	2,509	1,278

		5,541
INDUSTRIALS — 2.2%
BWX Technologies	4,748	518
Kadant	2,600	767

		1,285
INFORMATION TECHNOLOGY — 15.7%
Apple	5,917	1,257
Broadcom	3,706	713
Cadence Design Systems *	6,207	1,848
Cognex	44,259	1,208
Crowdstrike Holdings, Cl A *	1,288	552
Impinj *	11,988	1,105
IonQ *	12,125	333
NVIDIA	13,806	1,504
Snowflake, Cl A *	5,358	855
		9,375
REAL ESTATE — 0.9%
Terreno Realty ‡	9,055	510

UTILITIES — 4.2%
American Electric Power	15,101	1,636
Atmos Energy	5,335	857
		2,493
		32,176

TOTAL COMMON STOCK
(Cost $41,663)		56,704

TOTAL INVESTMENTS— 95.7%
(Cost $41,663)		$56,704

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
APRIL 30, 2025
(Unaudited)

Percentages are based on Net Assets of $59,244 (000).
*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

CCT-QH-001-1000